3) Risk Management (Details 23) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Impact on income [Member] | Scenario 1 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	R$ (25)	R$ (44)
Price indexes	[1]	(4)	(10)
Equities	[1]	(582)	(2,019)
Impact on income [Member] | Scenario 2 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(3,672)	(6,489)
Price indexes	[1]	(83)	(383)
Equities	[1]	(14,548)	(50,472)
Impact on income [Member] | Scenario 3 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(6,971)	(12,504)
Price indexes	[1]	(165)	(761)
Equities	[1]	(29,097)	(100,944)
Impact on shareholders' equity [Member] | Scenario 1 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(4)	(12)
Equities	[1]	(185)	(978)
Impact on shareholders' equity [Member] | Scenario 2 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(504)	(1,798)
Equities	[1]	(4,623)	(24,456)
Impact on shareholders' equity [Member] | Scenario 3 [Member]
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(992)	(3,436)
Equities	[1]	R$ (9,246)	R$ (48,913)

[1]	Values net of taxes.